UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street San Jose, CA 95131

(Address of principal executive offices)

Omar J. Paz

2211 North First Street San Jose, CA 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: 408-967-7000

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments.

PayPal Money Market Fund of PayPal Funds

Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$561,078,390

Total Investments (Cost—$561,078,390)—100.0%	561,078,390
Other Assets Less Liabilities—0.0%	38,538

Net Assets—100.0%	$561,116,928

PayPal Money Market Fund (the “Money Market Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Money Market Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Money Market Fund of the Master Portfolio was $561,078,390 and 3.0%, respectively.

The Money Market Fund records its investment in the Master Portfolio at fair value. The Money Market Fund’s investment in the Master

Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Money Market Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates Of Deposit	Par (000)	Value
Yankee (a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.25%, 7/12/10	$270,000	$270,003,804
0.32%, 12/13/10	77,600	77,600,000
0.32%, 1/28/11	175,000	175,000,000
Bank of Montreal, Chicago,
0.19%, 4/28/10	290,000	290,000,000
Bank of Nova Scotia, Houston:
0.26%, 5/24/10	135,000	134,998,009
0.25%, 10/01/10	556,715	556,715,000
Bank of Nova Scotia, New York,
0.30%, 6/15/10	82,000	81,999,999
Bank of Tokyo-Mitsubishi UFJ Ltd. New York:
0.21%, 4/28/10	375,000	375,001,405
0.19%, 5/04/10	7,000	7,000,000
Barclays Bank Plc, New York:
0.30%, 6/11/10	135,000	135,000,000
0.32%, 6/30/10	200,000	200,000,000
DNB NOR Bank ASA, New York,
0.26%, 5/17/10	200,000	200,000,000
Fortis Bank, New York,
0.21%, 4/08/10	390,000	390,000,000
KBC Bank N.V., New York:
0.35%, 4/19/10	432,145	432,145,000
0.30%, 4/27/10	299,000	299,000,000
0.30%, 6/04/10	142,000	142,000,000
Lloyds TSB Bank Plc, New York:
0.20%, 4/08/10	300,000	300,000,000
0.25%, 4/19/10	200,000	200,000,000
0.20%, 4/20/10	300,000	300,000,000
Mizuho Corporate Bank, New York:
0.20%, 4/15/10	291,350	291,350,000
0.20%, 5/03/10	64,000	64,000,000
Nordea Bank Finland Plc, New York,
0.19%, 4/12/10	562,000	562,000,000
Rabobank Nederland N.V., New York:
0.22%, 7/23/10	107,495	107,502,408
0.23%, 1/10/11	110,000	110,000,000
0.23%, 1/13/11	202,000	202,000,000
Royal Bank of Canada, New York:
0.25%, 10/01/10	125,000	125,000,000
0.24%, 1/21/11	116,015	116,015,000
Societe Generale, New York:
0.24%, 4/15/10	253,000	253,000,000
0.26%, 7/12/10	128,000	128,000,000
Sumitomo Mitsui Banking Corp.:
0.20%, 5/03/10	247,000	247,000,000
0.20%, 5/07/10	170,000	170,000,000
Sumitomo Mitsui Banking Corp., New York,
0.21%, 4/19/10	126,225	126,225,000
Svenska Handelsbanken, New York:
0.21%, 5/26/10	92,660	92,660,706
0.21%, 6/07/10	305,000	305,002,836
Toronto Dominion Bank, New York,
0.65%, 4/15/10	95,000	95,010,307
UniCredit SpA, New York,
0.30%, 5/24/10	465,370	465,370,000

Total Certificates Of Deposit — 42.7%		8,026,599,474

Commercial Paper (b)
Amstel Funding Corp.,
0.45%, 4/09/10	105,000	104,989,500
Amsterdam Funding Corp.,
0.22%, 6/07/10	31,630	31,617,049
Atlantic Asset Securitization LLC:
0.20%, 5/03/10 (c)	63,830	63,818,652
0.23%, 5/24/10 (c)	91,705	91,673,948
0.21%, 6/03/10 (c)	63,830	63,806,542
Atlantis One Funding Corp.,
0.20%, 5/24/10 (c)	35,980	35,969,406
Australia & New Zealand Banking Group Ltd.:
0.27%, 5/27/10 (c)	110,000	109,953,800
0.20%, 6/21/10 (c)	60,565	60,537,746
BNZ International Funding Ltd.,
0.31%, 2/01/11 (c)	250,000	250,021,075
Banco Bilbao Vizcaya Argentaria S.A., London,
0.28%, 6/22/10 (c)	110,000	109,929,845
Barton Capital Corp.,
0.20%, 4/06/10 (c)	50,010	50,008,611
CRC Funding LLC:
0.26%, 6/15/10	75,000	74,959,375
0.26%, 6/16/10	98,000	97,946,209
Cancara Asset Securitisation Ltd.:
0.23%, 4/22/10 (c)	64,000	63,991,413
0.22%, 5/17/10 (c)	66,750	66,731,236
0.27%, 6/14/10 (c)	52,750	52,720,724
Danske Corp.,
0.25%, 6/18/10 (c)	250,000	249,864,583
Dexia Delaware LLC:
0.26%, 4/01/10	350,000	350,000,000
0.28%, 4/26/10	100,000	99,980,556

Edison Asset Securitization LLC,
0.21%, 6/17/10 (c)	20,000	19,991,017
Falcon Asset Securitization Co. LLC,
0.25%, 6/24/10	59,935	59,900,038
JPMorgan Chase & Co.,
0.25%, 7/14/10	350,000	349,747,223
KBC Financial Products International Ltd.,
0.38%, 4/07/10 (c)	113,075	113,067,839
Kitty Hawk Funding Corp.,
0.22%, 6/11/10	88,614	88,575,551
NRW Bank, 0.23%,
4/05/10	150,000	149,996,166
Royal Bank of Scotland Plc, Connecticut,
0.25%, 5/25/10 (c)	250,000	249,906,250
Royal Park Investment Co.,
0.22%, 4/09/10 (c)	135,000	134,993,400
Scaldis Capital LLC:
0.24%, 5/17/10 (c)	115,000	114,964,733
0.22%, 5/26/10 (c)	77,000	76,974,120
Societe Generale North America, Inc.:
0.24%, 4/16/10	180,525	180,506,571
0.21%, 4/26/10	67,000	66,990,229
Tempo Finance Corp.,
0.22%, 4/06/10	45,000	44,998,625
Toyota Motor Credit Corp.,
0.24%, 4/14/10	95,000	94,991,766
Westpac Banking Corp.,
0.35%, 4/14/10 (c)	200,000	199,974,721

Total Commercial Paper — 21.1%		3,974,098,519

Corporate Notes (d)
Lloyds TSB Bank Plc, New York,
0.23%, 4/06/10	75,000	75,000,000
Societe Generale, New York:
0.55%, 5/05/10	110,000	110,000,000

Total Corporate Notes — 1.0%		185,000,000

Time Deposits
Natixis:
0.10%, 4/01/10	300,000	300,000,000
0.12%, 4/01/10	600,000	600,000,000

Total Time Deposits — 4.8%		900,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae,
3.00%, 7/12/10	150,000	151,149,470
Fannie Mae Discount Notes (b):
0.21%, 8/18/10	55,680	55,634,853
0.29%, 9/22/10	60,515	60,430,178
0.25%, 9/27/10	119,454	119,305,512
0.30%, 9/29/10	60,910	60,818,127
0.26%, 10/25/10	124,840	124,653,364
0.36%, 12/01/10	281,495	280,808,152
Federal Farm Credit Bank Variable Rate Notes,
0.61%, 5/12/10 (d)	30,000	30,000,000
Federal Home Loan Bank Variable Rate Notes (d):
0.66%, 4/07/10	75,000	75,000,000
0.36%, 6/01/10	110,000	110,000,000
0.00%, 10/06/11	187,000	186,885,893

Freddie Mac Discount Notes (b):
0.25%, 7/12/10	100,000	99,929,166
0.22%, 8/23/10	63,950	63,895,003
0.28%, 9/20/10	160,810	160,594,872
0.29%, 9/27/10	121,025	120,853,497
0.29%, 9/27/10	90,000	89,870,225
Freddie Mac Variable Rate Notes (d):
0.15%, 11/09/11	730,075	729,241,523
0.16%, 1/13/12	652,995	652,287,551
0.19%, 2/16/12	110,000	109,916,684

Total U.S. Government Sponsored Agency Obligations — 17.4%		3,281,274,070

U.S. Treasury Obligations (b)
U.S. Treasury Bills,
0.23%, 9/23/10	456,730	456,219,351
U.S. Treasury Bills,
0.24%, 9/30/10	500,000	499,405,972

Total U.S. Treasury Obligations — 5.1%		955,625,323

Repurchase Agreements
BNP Paribas Securities Corp. Tri-Party 0.24%, dated 3/31/10, due 4/01/10, maturity value $425,002,833 (collateralized by non-U.S. government debt securities, value $437,750,000).	425,000	425,000,000
Banc of America Securities LLC Tri-Party 0.30%, dated 3/31/10, due 4/01/10, maturity value $700,005,833 (collateralized by non-U.S. government debt securities, value $735,000,001).	700,000	700,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.32%, dated 3/31/10, due 4/01/10, maturity value $115,001,022 (collateralized by U.S. government obligations, value $117,300,524).	115,000	115,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.52%, dated 3/31/10, due 4/01/10, maturity value $80,001,156 (collateralized by U.S. government obligations, value $81,600,364).	80,000	80,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.62%, dated 3/31/10, due 4/01/10, maturity value $250,004,306 (collateralized by non-U.S. government debt securities, value $321,474,881).	250,000	250,000,000
Greenwich Capital Markets Inc. Tri-Party 0.27%, dated 3/31/10, due 4/01/10, maturity value $425,003,188 (collateralized by U.S. government obligations, value $433,503,031).	425,000	425,000,000
Greenwich Capital Markets Inc. Tri-Party 0.27%, dated 3/31/10, due 4/01/10, maturity value $50,000,375 (collateralized by U.S. government obligations, value $51,000,357).	50,000	50,000,000
HSBC Securities (USA) Inc. Tri-Party 0.20%, dated 3/31/10, due 4/01/10, maturity value $100,000,556 (collateralized by non-U.S. government debt securities, value $104,187,090).	100,000	100,000,000
JPMorgan Securities Inc. Tri-Party 0.28%, dated 3/25/10, due 4/01/10, maturity value $50,002,722 (collateralized by non-U.S. government debt securities, value $51,501,944).	50,000	50,000,000
JPMorgan Securities Inc. Tri-Party 0.47%, dated 3/31/10, due 4/01/10, maturity value $320,004,178 (collateralized by non-U.S. government debt securities, value $336,003,043).	320,000	320,000,000
Morgan Stanley & Co. Incorporated Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $33,671,000 (collateralized by U.S. government obligations, value $34,344,424).	33,671	33,671,000

Total Repurchase Agreements — 13.6%		2,548,671,000

Total Investments (Cost — $19,871,268,386*) — 105.7%		19,871,268,386
Liabilities in Excess of Other Assets — (5.7)%		(1,078,714,218)

Net Assets — 100.0%		$18,792,554,168

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Rate shown reflects the discount rate at the time of purchase.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$19,871,268,386	—	$19,871,268,386

Total	—	$19,871,268,386	—	$19,871,268,386

[1]	See above Schedule of Investments for values in each security type.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibits 3(a)(1) and 3(a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PayPal Funds

By:	/s/ Dana E. Schmidt
Dana E. Schmidt
President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Dana E. Schmidt
Dana E. Schmidt
President and Principal Executive Officer

Date: May 28, 2010

By:	/s/ Omar J. Paz
Omar J. Paz
Treasurer and Chief Financial Officer

Date: May 28, 2010